GOING CONCERN (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Going Concern [Abstract]
Net loss	$ (1,306,361)	$ (556,903)	$ (2,172,176)	$ (2,343,491)
Accumulated deficit	$ (6,117,117)		$ (4,810,756)	$ (2,638,580)